Assets/Liabilities for Insurance Contracts - Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Mortality Table	GAM 94	GAM 94
Administrative Expenses	399.21 for voluntary retirement and 2880.21 for annuities	422.18 for voluntary retirement and 2640.45 for annuities
United States of America, Dollars
Disclosure of types of insurance contracts [line items]
Investment (Discount) Rate	14.77%	14.77%
Argentina, Pesos
Disclosure of types of insurance contracts [line items]
Investment (Discount) Rate	7.58%	7.58%
Argentina, Pesos | Badlar Rate [Member]
Disclosure of types of insurance contracts [line items]
Life Insurance Reference Rate	75.00%	75.00%
Argentina, Pesos | Badlar Rate [Member] | Bottom of range [member]
Disclosure of types of insurance contracts [line items]
Life Insurance Reference Rate	34.22%	34.22%